Earnings per share	6 Months Ended
Sep. 30, 2020
Earnings per share
Earnings per share

5            Earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the three months and six months ended September 30, 2019 and 2020 respectively:

	Three months ended September 30,
	2019	2020	2020
	RMB	RMB	US$
Numerator:
Net income for basic and diluted net income per share	120,353	131,434	19,360

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	121,551,075	121,551,075	121,551,075

Earnings per share
- Basic	0.99	1.08	0.16
- Diluted	0.99	1.08	0.16

	Six months ended September 30,
	2019	2020	2020
	RMB	RMB	US$
Numerator:
Net income for basic and diluted net income per share	228,697	263,943	38,877

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	121,551,075	121,551,075	121,551,075

Earnings per share
- Basic	1.88	2.17	0.32
- Diluted	1.88	2.17	0.32